Financial Risk Management - Summary of Nominal Value of Commodity Derivatives (Detail) - Commodity price risk [member] € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Aluminium [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2023
Premiums [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2021
Copper [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2021
Silver [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2020
Zinc [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2021
Natural gas [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2020
Less than 1 year [member] | Aluminium [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	€ 392
Less than 1 year [member] | Premiums [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	10
Less than 1 year [member] | Copper [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	5
Less than 1 year [member] | Silver [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	9
Less than 1 year [member] | Zinc [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	8
Less than 1 year [member] | Natural gas [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	4
Over 1 year [member] | Aluminium [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	48
Over 1 year [member] | Premiums [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	4
Over 1 year [member] | Copper [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	5
Over 1 year [member] | Zinc [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	17
Over 1 year [member] | Natural gas [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	€ 2